BUSINESS AND ORGANIZATION (Details Textual) - USD ($)	1 Months Ended			8 Months Ended	12 Months Ended
	Jul. 20, 2016	Oct. 19, 2015	Jun. 24, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 08, 2016	Jul. 15, 2015
Business And Organisation [Line Items]
Authority To Issue of Common Stock		250,000,000
Minimum Investment in Shares Value		$ 500
Common Stock, Shares Authorized		200,000,000		200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Share Price		$ 10.00			$ 10.00
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest					99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest					1.00%
Stock Issued During Period, Shares, New Issues	2,437,718
Common Stock, Value, Subscriptions						$ 1,000,000
Stock Issued During Period, Value, New Issues	$ 24,377,178			$ 200,000	$ 24,377,178
Common Stock, Shares, Outstanding				20,000	2,458,881
Stock Redeemed or Called During Period, Value					$ 83,843
Common Stock [Member]
Business And Organisation [Line Items]
Stock Issued During Period, Shares, New Issues				20,000	2,437,718
Stock Issued During Period, Value, New Issues				$ 20	$ 2,438
Stock Redeemed or Called During Period, Shares					8,637
Stock Redeemed or Called During Period, Value					$ 10
Distribution Reinvestment Plan [Member]
Business And Organisation [Line Items]
Stock Issued During Period, Shares, New Issues	12,500
Stock Issued During Period, Value, New Issues	$ 125,000
IPO [Member]
Business And Organisation [Line Items]
Common Stock, Value, Subscriptions							$ 900,000,000
DRP Offering [Member]
Business And Organisation [Line Items]
Common Stock, Value, Subscriptions							$ 100,000,000
Sponsor [Member]
Business And Organisation [Line Items]
Stock Issued During Period, Shares, New Issues			10,000
Shares Issued, Price Per Share			$ 10.00
Common Stock, Shares, Outstanding					0.001